Schedule of Investments (unaudited)	iShares® Agency Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Diversified Financial Services — 2.2%
Private Export Funding Corp.
Series KK, 3.55%, 01/15/24	$4,625	$4,613,159
Series PP, 1.40%, 07/15/28	12,100	10,495,457
		15,108,616

Total Corporate Bonds & Notes — 2.2%
(Cost: $16,754,093)		15,108,616

Foreign Government Obligations(a)

Israel — 0.6%
Israel Government AID Bond
5.13%, 11/01/24	1,110	1,107,918
5.50%, 04/26/24	450	449,829
5.50%, 09/18/33	2,368	2,503,729
		4,061,476

Total Foreign Government Obligations — 0.6%
(Cost: $4,170,366)		4,061,476

U.S. Government & Agency Obligations

U.S. Government Agency Obligations — 89.7%
Federal Farm Credit Banks Funding Corp.
1.10%, 03/03/27 (Call 03/03/24)	6,000	5,355,923
1.13%, 01/06/25	10,650	10,192,424
1.15%, 08/12/30 (Call 02/12/24)	15,100	11,958,336
1.32%, 09/09/30 (Call 03/09/24)	1,000	798,998
1.55%, 03/15/29	800	682,461
2.08%, 01/23/30	1,700	1,471,076
2.47%, 07/18/35	1,000	770,566
3.11%, 08/05/48	1,000	693,072
3.19%, 01/16/29	1,000	940,750
3.32%, 02/25/26	1,000	969,533
3.33%, 07/12/32	2,000	1,785,205
4.38%, 06/23/26	600	596,970
4.38%, 07/06/26	500	497,146
4.50%, 11/18/24	3,000	2,980,263
4.50%, 09/22/28	1,000	1,002,056
4.63%, 07/17/26	500	499,562
4.75%, 02/21/25	500	497,266
4.75%, 03/09/26	650	649,833
4.75%, 05/28/26	1,000	1,001,556
4.75%, 09/01/26	1,422	1,425,876
4.82%, 06/23/26 (Call 06/23/25)	500	495,904
4.88%, 07/28/25	2,000	2,001,067
4.88%, 04/20/26	2,000	2,010,058
4.88%, 10/27/32	2,500	2,491,256
5.13%, 10/10/25	2,500	2,514,377
Federal Home Loan Banks
0.38%, 09/04/25	3,000	2,776,955
0.63%, 11/27/24 (Call 12/28/23)	3,855	3,682,911
0.90%, 02/26/27 (Call 02/26/24)	20,560	18,224,462
0.96%, 03/05/26 (Call 12/05/23)	45,000	41,249,774
1.00%, 07/27/26 (Call 12/27/23)	9,500	8,618,010
1.00%, 02/26/27 (Call 02/26/24)	8,265	7,325,731
1.10%, 11/15/24 (Call 12/15/23)	7,900	7,587,988
1.10%, 08/20/26 (Call 12/20/23)	12,000	10,876,218
1.12%, 02/26/27 (Call 02/26/24)	3,000	2,677,418
1.20%, 12/23/24 (Call 12/23/23)	34,185	32,736,241
Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
1.25%, 12/21/26	$3,000	$2,723,693
1.61%, 09/04/24 (Call 12/04/23)	4,960	4,826,697
1.88%, 09/11/26	1,000	929,754
2.01%, 02/17/27 (Call 02/17/24)	500	460,385
2.13%, 09/14/29	1,650	1,446,134
2.13%, 12/14/29	9,800	8,524,212
2.32%, 03/28/25 (Call 03/28/24)	15,000	14,411,419
2.38%, 03/14/25	4,050	3,910,585
3.13%, 06/13/25	21,055	20,466,511
3.25%, 06/09/28	2,000	1,902,169
3.25%, 11/16/28	7,950	7,570,331
4.00%, 06/09/28	1,000	980,917
4.00%, 06/30/28	2,200	2,169,510
4.13%, 03/13/26	4,000	3,946,324
4.38%, 06/12/26	1,500	1,489,753
4.38%, 09/08/28	1,000	997,928
4.38%, 03/11/33	2,000	1,944,394
4.44%, 05/26/32 (Call 05/26/24)	200	188,574
4.50%, 10/03/24	4,450	4,421,822
4.50%, 12/12/25(b)	3,000	2,980,074
4.50%, 03/13/26	3,350	3,329,770
4.50%, 03/10/28	700	701,538
4.63%, 03/14/25	4,000	3,972,444
4.63%, 09/11/26	1,000	1,000,831
4.63%, 11/17/26	5,000	5,010,704
4.75%, 06/12/26	1,500	1,505,451
4.88%, 09/13/24	4,000	3,986,678
4.88%, 09/11/26	600	605,138
5.50%, 07/15/36	1,600	1,715,399
5.63%, 03/14/36	1,000	1,062,017
Federal Home Loan Mortgage Corp.
0.00%, 12/11/25(c)	26,614	24,153,184
0.00%, 12/14/29(c)	5,900	4,466,421
0.00%, 12/17/29(c)	500	380,080
0.00%, 11/15/38(c)	7,423	3,482,373
0.38%, 07/21/25	4,000	3,724,552
0.38%, 09/23/25	21,000	19,398,948
0.75%, 05/28/25 (Call 02/28/24)	7,500	7,056,500
4.00%, 02/28/25 (Call 02/28/24)	4,000	3,944,320
4.05%, 08/28/25 (Call 02/28/24)	4,000	3,929,581
6.00%, 08/16/27 (Call 02/16/24)	1,000	999,217
6.25%, 07/15/32(b)	5,507	6,171,698
6.75%, 09/15/29	1,500	1,670,614
6.75%, 03/15/31	6,500	7,358,803
Federal National Mortgage Association
0.38%, 08/25/25	10,000	9,268,702
0.50%, 06/17/25	4,018	3,754,516
0.50%, 11/07/25	8,380	7,726,144
0.63%, 04/22/25(b)	8,560	8,061,893
0.75%, 10/08/27	6,000	5,223,706
0.88%, 12/18/26 (Call 12/18/23)	22,962	20,462,000
0.88%, 08/05/30	6,030	4,758,133
1.63%, 10/15/24	8,212	7,962,266
1.63%, 01/07/25	5,000	4,815,971
1.63%, 08/24/35 (Call 02/24/24)	5,000	3,380,938
1.88%, 09/24/26	9,725	9,052,568
2.13%, 04/24/26	8,100	7,646,368
5.63%, 07/15/37	1,500	1,626,700
6.21%, 08/06/38	2,500	2,868,247
6.25%, 05/15/29	20,700	22,491,024
6.63%, 11/15/30	10,052	11,264,495

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
November 30, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Agency Obligations (continued)
7.13%, 01/15/30	$2,319	$2,632,613
7.25%, 05/15/30	1,286	1,479,043
Federal National Mortgage Association Principal STRIPS, 0.00%, 01/15/30(c)	910	682,226
Resolution Funding Corp. Interest STRIPS, 0.00%, 01/15/30(c)	2,100	1,567,675
Resolution Funding Corp. Principal STRIPS, 0.00%, 01/15/30(c)	5,000	3,732,061
Tennessee Valley Authority
0.75%, 05/15/25	1,000	940,239
1.50%, 09/15/31	50	39,344
2.88%, 09/15/24	4,510	4,422,244
3.88%, 03/15/28	1,200	1,173,671
4.25%, 09/15/52	2,300	1,947,414
4.25%, 09/15/65	3,806	3,155,160
4.63%, 09/15/60	1,600	1,433,600
4.88%, 01/15/48	1,483	1,407,972
5.25%, 09/15/39	8,505	8,574,130
5.38%, 04/01/56(b)	1,100	1,112,787
5.50%, 06/15/38	282	291,173
5.88%, 04/01/36 (Call 04/01/24)	5,416	5,884,923
6.15%, 01/15/38	1,000	1,101,092
7.13%, 05/01/30	4,047	4,568,568
Series B, 4.70%, 07/15/33	3,662	3,650,792
Series E, 6.75%, 11/01/25	37,105	38,339,810
		604,454,897
U.S. Government Obligations — 6.5%
U.S. Treasury Bill
5.50%, 05/16/24(d)	7,000	6,832,551
5.52%, 05/02/24(d)	9,657	9,445,574
U.S. Treasury Note/Bond
4.13%, 08/31/30	100	98,609
4.38%, 11/30/30	1,100	1,101,375
4.63%, 11/15/26	4,900	4,921,820
4.75%, 11/15/43	500	503,985
Security	Par (000)	Value

U.S. Government Obligations (continued)
4.88%, 11/30/25	$10,600	$10,635,195
5.00%, 08/31/25	100	100,309
5.00%, 10/31/25	9,900	9,946,406
		43,585,824

Total U.S. Government & Agency Obligations — 96.2%
(Cost: $673,669,626)		648,040,721
Total Long-Term Investments — 99.0%
(Cost: $694,594,085)		667,210,813

	Shares

Short-Term Securities

Money Market Funds — 2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.34%(e)(f)(g)	18,043,030	18,043,030

Total Short-Term Securities — 2.7%
(Cost: $18,043,030)		18,043,030

Total Investments — 101.7%
(Cost: $712,637,115)		685,253,843

Liabilities in Excess of Other Assets — (1.7)%		(11,389,463)

Net Assets — 100.0%		$673,864,380

(a)	U.S. dollar denominated security issued by foreign domiciled entity.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Rates are discount rates or a range of discount rates as of period end.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/23	Shares Held at 11/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$44,821,030	$—	$(26,778,000	)(a)	$—	$—	$18,043,030	18,043,030	$309,466	(b)	$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited) (continued)	iShares® Agency Bond ETF
November 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$15,108,616	$—	$15,108,616
Foreign Government Obligations	—	4,061,476	—	4,061,476
U.S. Government & Agency Obligations	—	648,040,721	—	648,040,721
Short-Term Securities
Money Market Funds	18,043,030	—	—	18,043,030
	$18,043,030	$667,210,813	$—	$685,253,843

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest & Principal of
Securities

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